Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		4 Months Ended	6 Months Ended		7 Months Ended
	Jan. 14, 2015	Apr. 16, 2015	Jun. 30, 2015	Jun. 30, 2014	Jul. 22, 2015	Jul. 20, 2015
Distributions paid, Per unit	$ 0.4225	$ 0.4225
Total distributions paid to all classes of unitholders	$ 15,000	$ 15,000	$ 30,053	$ 16,188
Distributions per unit declared - payment date	Feb. 12, 2015	May 12, 2015
Distributions per unit declared - record date	Feb. 05, 2015	May 05, 2015
Series A Cumulative Redeemable Preferred Units
Preferred units issued						3,000,000
Distribution percentage rate						9.00%
Liquidation preference						$ 25
Distribution policy						Distributions on the Series A Preferred Units will be payable quarterly on February 12, May 12, August 12 and November 12, commencing November 12, 2015, subject to the discretion of the Partnership's Board of Directors, at a distribution rate of $9.00% per annum of the stated liquidation preference.
Proceeds from issuance of redeemable preferred units, net of discounts						$ 72,600
Subsequent Event
Distributions paid, Per unit					$ 0.4225
Total distributions paid to all classes of unitholders					$ 15,000
Distributions per unit declared - payment date					Aug. 13, 2015
Distributions per unit declared - record date					Aug. 06, 2015